UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5295

Dreyfus Cash Management Plus, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	10/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management Plus, Inc.
October 31, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--38.6%	Principal Amount ($)	Value ($)

Alliance & Leicester PLC (London)
5.36%, 11/13/06	100,000,000	100,000,000
Banca Monte dei Paschi di Siena SpA (London)
5.36%, 11/13/06	25,000,000	25,000,000
Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
5.34%, 11/30/06	140,000,000	140,000,000
Barclays Bank PLC (Yankee)
5.32% - 5.34%, 11/29/06 - 1/19/07	450,000,000	450,000,000
BNP Paribas (Yankee)
5.34%, 11/30/06	100,000,000	100,000,000
DEPFA BANK PLC (Yankee)
5.34%, 11/29/06	100,000,000 a	100,000,000
First Tennessee Bank N.A. Memphis
5.34%, 11/27/06	90,000,000	90,000,000
HBOS Treasury Services PLC (London)
5.36%, 11/13/06	375,000,000	375,000,000
HSH Nordbank AG (Yankee)
5.31%, 2/12/07	400,000,000 a	400,000,000
Landesbank Baden-Wuerttemberg
5.31%, 2/6/07	100,000,000	100,001,817
Mizuho Corporate Bank Ltd. (Yankee)
5.33%, 1/23/07	200,000,000	200,004,547
Natexis Banques Populaires (Yankee)
5.34% - 5.42%, 11/1/06 - 11/30/06	400,000,000	400,000,000
Northern Rock PLC
5.31%, 2/12/07	100,000,000	100,000,000
Royal Bank of Canada (Yankee)
5.30%, 12/29/06	25,000,000	25,000,000
Sanpaolo IMI U.S. Financial Co. (Yankee)
5.34%, 11/30/06	300,000,000	300,000,000
Societe Generale (Yankee)
5.31% - 5.33%, 11/22/06 - 3/12/07	450,000,000	449,999,110
UniCredito Italiano SpA (Yankee)
5.34%, 11/22/06 - 12/5/06	408,000,000	408,000,018
Total Negotiable Bank Certificates of Deposit
(cost $3,763,005,492)		3,763,005,492
Commercial Paper--34.1%

Abbey National North America LLC
5.30%, 11/1/06	200,000,000	200,000,000
Amstel Funding Corp.
5.43%, 11/2/06	191,610,000 a	191,581,498
Atlantis One Funding Corp.
5.33% - 5.35%, 11/30/06 - 12/8/06	215,000,000 a	213,947,583
Bryant Park Funding LLC
5.28%, 11/20/06	30,142,000 a	30,058,323
CAFCO LLC

5.31% - 5.32%, 12/22/06 - 1/11/07	64,000,000 a	63,410,043
CHARTA LLC
5.31% - 5.32%, 12/20/06 - 1/18/07	400,000,000 a	396,295,479
Concord Minutemen Capital Co. LLC
5.34%, 11/14/06 - 2/21/07	203,583,000 a	202,744,731
DEPFA BANK PLC
5.34% - 5.42%, 11/2/06 - 11/22/06	327,000,000 a	326,073,737
Deutsche Bank Financial LLC
5.30%, 11/1/06	200,000,000	200,000,000
Edison Asset Securitization L.L.C.
5.31%, 2/8/07	23,817,000 a	23,475,762
FCAR Owner Trust, Ser. II
5.33%, 1/19/07	28,800,000	28,467,568
General Electric Capital Corp.
5.34%, 11/22/06	300,000,000	299,077,750
Landesbank Baden-Wuerttemberg
5.33%, 12/7/06	300,000,000	298,422,000
Mont Blanc Capital Corp.
5.31%, 1/9/07	159,500,000 a	157,898,088
Northern Rock PLC
5.32% - 5.43%, 11/2/06 - 1/11/07	213,812,000	212,617,560
Santander Central Hispano Finance (Delaware) Inc.
5.44%, 11/3/06	200,000,000	199,940,444
Sigma Finance Inc.
5.30% - 5.32%, 12/19/06 - 1/19/07	115,000,000 a	114,128,521
Skandinaviska Enskilda Banken AB
5.31%, 12/22/06	125,000,000	124,072,083
UniCredito Italiano SpA (Yankee)
5.32%, 1/19/07	50,000,000	49,423,958
Total Commercial Paper
(cost $3,331,635,128)		3,331,635,128
Corporate Notes--11.0%

Bank of America N.A.
5.29%, 5/25/07	375,000,000 b	375,000,000
General Electric Capital Corp.
5.28%, 11/24/06	100,000,000 b	100,000,000
Harrier Finance Funding Ltd.
5.32%, 5/18/07	75,000,000 a,b	74,997,498
Lehman Brothers Holdings Inc.
5.31%, 12/12/06	250,000,000 b	250,000,000
Links Finance LLC
5.34%, 10/16/07	100,000,000 a,b	99,990,438
Sigma Finance Inc.
5.33%, 8/15/07	175,000,000 a,b	174,993,120
Total Corporate Notes
(cost $1,074,981,056)		1,074,981,056
Promissory Note--3.3%

Goldman Sachs Group Inc.
5.45%, 11/2/06
(cost $325,000,000)	325,000,000	325,000,000
Time Deposits--11.1%

Citibank (South Dakota) N.A., Sioux Falls (Nassau)
5.31%, 11/1/06	450,000,000	450,000,000
PNC Bank N.A., Pittsburgh, PA (Nassau)
5.31%, 11/1/06	450,000,000	450,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.33%, 11/1/06	180,000,000	180,000,000
Total Time Deposits
(cost $1,080,000,000)		1,080,000,000
Repurchase Agreements--2.0%

Morgan Stanley
5.40%, dated 10/31/06, due 11/1/06 in the amount of
$200,030,000 (fully collateralized by $202,124,000
U.S. Treasury Notes, 4.625%-5.125%, due
3/31/11-8/31/11, value $204,714,430)
(cost $200,000,000)	200,000,000	200,000,000
Total Investments (cost $9,774,621,676)	100.1%	9,774,621,676
Liabilities, Less Cash and Receivables	(.1%)	(7,727,160)
Net Assets	100.0%	9,766,894,516

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $2,569,594,821 or 26.3% of net assets.
b Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management Plus, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	December 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	December 13, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	December 13, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)